Segment Information - Depreciation and Amortization Expense and Capital Expenditure (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Segment Reporting Information [Line Items]
Total depreciation and amortization expense	$ 114.9	$ 92.8	$ 129.7	$ 115.5	$ 117.7
Total capital expenditures			104.2	87.3	70.5
Oral Technologies
Segment Reporting Information [Line Items]
Total depreciation and amortization expense			82.5	82.3	82.3
Total capital expenditures			57.1	43.4	50.3
Medication Delivery Solutions
Segment Reporting Information [Line Items]
Total depreciation and amortization expense			20.7	18.8	19.5
Total capital expenditures			22.0	24.2	12.1
Development and Clinical Services
Segment Reporting Information [Line Items]
Total depreciation and amortization expense			17.1	6.9	6.6
Total capital expenditures			16.9	12.6	4.1
Corporate [Member]
Segment Reporting Information [Line Items]
Total depreciation and amortization expense			9.4	7.5	9.3
Total capital expenditures			$ 8.2	$ 7.1	$ 4.0